Risk information - Total net exposures (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2023	Dec. 31, 2022
Sub-classifications of financial information
Net exposure	kr 413.2	kr 438.2
Percentage of net exposures	100.00%	100.00%
Central governments
Sub-classifications of financial information
Net exposure	kr 205.9	kr 227.3
Percentage of net exposures	49.80%	51.90%
Regional governments
Sub-classifications of financial information
Net exposure	kr 12.6	kr 23.3
Percentage of net exposures	3.00%	5.30%
Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 5.0	kr 6.5
Percentage of net exposures	1.20%	1.50%
Public sector entity
Sub-classifications of financial information
Net exposure		kr 2.1
Percentage of net exposures		0.50%
Financial institutions
Sub-classifications of financial information
Net exposure	kr 33.3	kr 33.6
Percentage of net exposures	8.10%	7.60%
Corporates
Sub-classifications of financial information
Net exposure	kr 156.4	kr 145.4
Percentage of net exposures	37.90%	33.20%
Interest-bearing securities and lending
Sub-classifications of financial information
Net exposure	kr 343.6	kr 351.5
Percentage of net exposures	100.00%	100.00%
Interest-bearing securities and lending | Central governments
Sub-classifications of financial information
Net exposure	kr 159.1	kr 162.3
Percentage of net exposures	46.30%	46.20%
Interest-bearing securities and lending | Regional governments
Sub-classifications of financial information
Net exposure	kr 11.9	kr 22.5
Percentage of net exposures	3.50%	6.40%
Interest-bearing securities and lending | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 5.0	kr 6.1
Percentage of net exposures	1.40%	1.70%
Interest-bearing securities and lending | Public sector entity
Sub-classifications of financial information
Net exposure		kr 2.1
Percentage of net exposures		0.60%
Interest-bearing securities and lending | Financial institutions
Sub-classifications of financial information
Net exposure	kr 25.8	kr 26.1
Percentage of net exposures	7.50%	7.40%
Interest-bearing securities and lending | Corporates
Sub-classifications of financial information
Net exposure	kr 141.8	kr 132.4
Percentage of net exposures	41.30%	37.70%
Committed undisbursed loans, derivatives, etc.
Sub-classifications of financial information
Net exposure	kr 69.6	kr 86.7
Percentage of net exposures	100.00%	100.00%
Committed undisbursed loans, derivatives, etc. | Central governments
Sub-classifications of financial information
Net exposure	kr 46.8	kr 65.0
Percentage of net exposures	67.20%	75.00%
Committed undisbursed loans, derivatives, etc. | Regional governments
Sub-classifications of financial information
Net exposure	kr 0.7	kr 0.8
Percentage of net exposures	1.00%	0.90%
Committed undisbursed loans, derivatives, etc. | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 0.0	kr 0.4
Percentage of net exposures	0.00%	0.50%
Committed undisbursed loans, derivatives, etc. | Financial institutions
Sub-classifications of financial information
Net exposure	kr 7.5	kr 7.5
Percentage of net exposures	10.80%	8.60%
Committed undisbursed loans, derivatives, etc. | Corporates
Sub-classifications of financial information
Net exposure	kr 14.6	kr 13.0
Percentage of net exposures	21.00%	15.00%